Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Operating and Administrative Expenses
Consulting fees	$ 84,712	$ 60,000	$ 97,500
Depreciation		1,079	1,670
Directors' fees	60,000	52,500	33,750
Finance costs			6,786
Investor relations	47,822	49,670	60,603
Management fees	72,000	72,000	154,500
Office and miscellaneous	116,370	55,001	28,123
Professional fees	67,112	66,702	169,845
Listing and filing fees	54,511	56,237	69,670
Salaries and benefits	224,547	118,686	159,457
Share-based payments	317,283	294,432	565,250
Travel	62,255	52,259	28,828
Total Operating and Administrative Expenses	1,106,612	878,566	1,375,982
Loss Before Other Items and Income Taxes	(1,106,612)	(878,566)	(1,375,982)
Other Items
Interest income	262,729	233,671
Other income		3,784
Gain on sale of exploration and evaluation assets			5,871,719
Finance income	198,406	189,154	117,379
Gain on sale of investments		14,635	93,693
Foreign exchange gain (loss)	102,532	1,150,371	(907,286)
Loss on sale of fixed assets		(15,641)	(34,183)
Other expenses		(289,136)
Income (Loss) Before Income Taxes	(542,945)	408,272	3,765,340
Income Tax Recovery (Expense)
Current income tax recovery (expense)		309,024	(2,751,000)
Deferred income tax recovery (expense)	11,000	(13,000)	1,001,000
Total Income Tax Recovery (Expense)	11,000	296,024	(1,750,000)
Net Income (Loss)	(531,945)	704,296	2,015,340
Other Comprehensive Income (Loss) - Items that may be reclassified subsequently to income or loss
Unrealized gain (loss) on available for sale securities	26,451	(19,197)	(57,269)
Comprehensive Income (Loss)	$ (505,494)	$ 685,099	$ 1,958,071
Earnings (Loss) per Share - Basic and Diluted	$ (0.01)	$ 0.01	$ 0.04
Weighted Average Number of Common Shares Outstanding
Basic	47,466,277	48,672,608	47,570,158
Diluted	47,466,277	49,826,429	50,509,282